CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Condensed consolidating balance sheets
Percentage of holding in subsidiaries	100.00%
Current assets:
Cash and cash equivalents	$ 515	[1]	$ 210	[1]	$ 231	$ 561
Restricted cash	9	[1]	9	[1]
Accounts and notes receivable, net	1,542	[1]	1,534	[1]
Accounts receivable from affiliates	325		299
Inventories	1,741	[1]	1,819	[1]
Prepaid expenses	61		48
Deferred income taxes	53		51
Other current assets	200	[1]	222	[1]
Total current assets	4,446		4,192
Property, plant and equipment, net	3,759	[1]	3,656	[1]	3,510
Investment in unconsolidated affiliates	285		238
Intangible assets, net	88	[1]	70	[1]
Goodwill	131		117
Deferred income taxes	243		229
Notes receivable from affiliates	1		2
Other noncurrent assets	458	[1]	366	[1]
Total assets	9,411		8,870		8,330
Current liabilities:
Accounts payable	1,067	[1]	1,101	[1]
Accounts payable to affiliates	53		62
Accrued liabilities	742	[1]	723	[1]
Deferred income taxes	44		39
Note payable to affiliate	100		100
Current portion of debt	277	[1]	288	[1]
Total current liabilities	2,283		2,313
Long-term debt	3,633	[1]	3,414	[1]
Notes payable to affiliates	779		599
Deferred income taxes	303		170
Other noncurrent liabilities	938	[1]	1,157	[1]
Total liabilities	7,936		7,653
Huntsman International LLC members' equity
Members' equity	3,138		3,109
Accumulated deficit	(1,194)		(1,224)
Accumulated other comprehensive (loss) income	(618)		(791)
Total Huntsman International LLC members' equity	1,326		1,094
Noncontrolling interests in subsidiaries	149		123
Total equity	1,475		1,217		1,091	1,088
Total liabilities and equity	9,411		8,870
Reportable legal entities | Parent Company
Current assets:
Cash and cash equivalents	308		7		4	220
Accounts and notes receivable, net	28		16
Accounts receivable from affiliates	2,386		1,733
Inventories	112		111
Prepaid expenses	70		10
Deferred income taxes	12		7
Other current assets	379		203
Total current assets	3,295		2,087
Property, plant and equipment, net	390		371
Investment in unconsolidated affiliates	5,393		5,413
Intangible assets, net	48		27
Goodwill	(17)		(18)
Deferred income taxes	323		248
Notes receivable from affiliates	22		21
Other noncurrent assets	67		72
Total assets	9,521		8,221
Current liabilities:
Accounts payable	50		87
Accounts payable to affiliates	3,655		2,987
Accrued liabilities	138		87
Note payable to affiliate	100		100
Current portion of debt	28		15
Total current liabilities	3,971		3,276
Long-term debt	3,290		3,026
Notes payable to affiliates	772		595
Deferred income taxes	25		14
Other noncurrent liabilities	137		216
Total liabilities	8,195		7,127
Huntsman International LLC members' equity
Members' equity	3,138		3,109
Accumulated deficit	(1,194)		(1,224)
Accumulated other comprehensive (loss) income	(618)		(791)
Total Huntsman International LLC members' equity	1,326		1,094
Total equity	1,326		1,094
Total liabilities and equity	9,521		8,221
Reportable legal entities | Guarantors
Current assets:
Cash and cash equivalents			2			9
Accounts and notes receivable, net	130		182
Accounts receivable from affiliates	4,823		3,907
Inventories	297		309
Prepaid expenses	64		7
Other current assets	4		5
Total current assets	5,318		4,412
Property, plant and equipment, net	954		898
Investment in unconsolidated affiliates	1,178		1,360
Intangible assets, net	1		2
Goodwill	82		82
Notes receivable from affiliates	658		941
Other noncurrent assets	172		139
Total assets	8,363		7,834
Current liabilities:
Accounts payable	267		280
Accounts payable to affiliates	1,476		1,111
Accrued liabilities	517		342
Deferred income taxes	57		45
Total current liabilities	2,317		1,778
Deferred income taxes	200		169
Other noncurrent liabilities	140		190
Total liabilities	2,657		2,137
Huntsman International LLC members' equity
Members' equity	4,354		4,689
Accumulated deficit	66		(243)
Accumulated other comprehensive (loss) income	1,286		1,251
Total Huntsman International LLC members' equity	5,706		5,697
Total equity	5,706		5,697
Total liabilities and equity	8,363		7,834
Reportable legal entities | Nonguarantors
Current assets:
Cash and cash equivalents	207		201		227	332
Restricted cash	9		9
Accounts and notes receivable, net	1,384		1,336
Accounts receivable from affiliates	140		101
Inventories	1,339		1,404
Prepaid expenses	47		43
Deferred income taxes	59		57
Other current assets	199		225
Total current assets	3,384		3,376
Property, plant and equipment, net	2,414		2,386
Investment in unconsolidated affiliates	178		159
Intangible assets, net	39		42
Goodwill	66		53
Deferred income taxes	239		224
Notes receivable from affiliates	1		2
Other noncurrent assets	220		156
Total assets	6,541		6,398
Current liabilities:
Accounts payable	750		734
Accounts payable to affiliates	1,946		1,406
Accrued liabilities	590		518
Deferred income taxes	8		9
Current portion of debt	249		273
Total current liabilities	3,543		2,940
Long-term debt	343		388
Notes payable to affiliates	687		965
Deferred income taxes	39		49
Other noncurrent liabilities	661		751
Total liabilities	5,273		5,093
Huntsman International LLC members' equity
Members' equity	2,215		2,262
Accumulated deficit	(450)		(354)
Accumulated other comprehensive (loss) income	(645)		(692)
Total Huntsman International LLC members' equity	1,120		1,216
Noncontrolling interests in subsidiaries	148		89
Total equity	1,268		1,305
Total liabilities and equity	6,541		6,398
Eliminations
Current assets:
Accounts receivable from affiliates	(7,024)		(5,442)
Inventories	(7)		(5)
Prepaid expenses	(120)		(12)
Deferred income taxes	(18)		(13)
Other current assets	(382)		(211)
Total current assets	(7,551)		(5,683)
Property, plant and equipment, net	1		1
Investment in unconsolidated affiliates	(6,464)		(6,694)
Intangible assets, net			(1)
Deferred income taxes	(319)		(243)
Notes receivable from affiliates	(680)		(962)
Other noncurrent assets	(1)		(1)
Total assets	(15,014)		(13,583)
Current liabilities:
Accounts payable to affiliates	(7,024)		(5,442)
Accrued liabilities	(503)		(224)
Deferred income taxes	(21)		(15)
Total current liabilities	(7,548)		(5,681)
Notes payable to affiliates	(680)		(961)
Deferred income taxes	39		(62)
Total liabilities	(8,189)		(6,704)
Huntsman International LLC members' equity
Members' equity	(6,569)		(6,951)
Accumulated deficit	384		597
Accumulated other comprehensive (loss) income	(641)		(559)
Total Huntsman International LLC members' equity	(6,826)		(6,913)
Noncontrolling interests in subsidiaries	1		34
Total equity	(6,825)		(6,879)
Total liabilities and equity	$ (15,014)		$ (13,583)

[1]	At December 31, 2013 and 2012, respectively, $39 and $28 of cash and cash equivalents, $9 each of restricted cash, $41 and $38 of accounts and notes receivable (net), $54 and $55 of inventories, $3 and nil of other current assets, $369 and $378 of property, plant and equipment (net), $17 and $19 of intangible assets (net), $28 each of other noncurrent assets, $73 and $76 of accounts payable, $32 and $26 of accrued liabilities, $183 and $193 of current portion of debt, $64 and $77 of long-term debt, and $45 and $101 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."